Acquisition - (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of the fair value of the assets acquired and liabilities assumed at the acquisition date

In US$’000
Cash and cash equivalents	10,286
Property, plant and equipment	69
Goodwill (note (i))	3,023
Other intangible asset (note (ii))	708
Deferred tax assets	100
Inventories	3,208
Accounts receivable and other receivables	21,105
Accounts payable and other payables	(14,932)
Deferred tax liabilities	(198)
Short-term bank borrowings	(4,769)
Fair value of net assets acquired	18,600
Less: Non-controlling interest (note (iii))	(9,003)
Total purchase consideration	9,597
Cash and cash equivalents acquired	10,286
Less: cash injected	(9,597)
Net cash inflow arising from acquisition	689

Notes:

(i)

Goodwill arising from this acquisition is from the premium attributable to a pre‑existing, well positioned business in a competitive market. This goodwill is recorded at the consolidation level and is not expected to be deductible for tax purposes. This goodwill is attributable to the Prescription Drugs business under the Commercial Platform.

(ii)

Other intangible asset of US$708,000 represents the Good Supply Practice (“GSP”) license which enables Hutchison Sinopharm to carry out the drug distribution business and is amortized over its estimated useful life of 10 years.

(iii)	The non‑controlling interest is measured as the proportion of fair value of the net assets acquired shared by the non‑controlling interest.
(iv)	The fair value of accounts receivable and other receivables was equal to the gross contractual amount of which all was expected to be collectible.
(v)	Acquisition related costs of approximately US$23,000 have been included in the administrative expenses in the consolidated statements of operations.
(vi)

Hutchison Sinopharm contributed revenue of US$50,202,000 and net income of US$55,000 to the Group for the period from April 25, 2014 to December 31, 2014. If the acquisition had occurred on January 1, 2014, the revenue and net income attributed by Hutchison Sinopharm for the year ended December 31, 2014 would have been US$71,344,000 and US$125,000 respectively.